Fair Value Measurements - Level 3 fair value measurements (Details)	Dec. 31, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y
Weighted average exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	17.31	17.32
Weighted average exercise price | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.734	0.706
Expected volatility | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.052	0.096
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	22.81	13.77
Stock price | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.98	9.66
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.1	2.8
Term | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | Y	5.09	5.75
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.045	0.008
Risk-free interest rate | AMCI ACQUISITION CORP. II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0391	0.0132